SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($) plan	Dec. 31, 2017 ARS ($)
SALARIES AND SOCIAL SECURITY PAYABLES
Number of stock option plans available to employees | plan	0
Current
Salaries, annual complementary salaries, vacation and bonuses	$ 4,371	$ 1,677
Social security payables	1,280	907
Termination benefits	296	1
Total current salaries and security payables	5,947	2,585
Non-current
Termination benefits	347
Total non-current salaries and security payables	347
Total salaries and social security payables	$ 6,294	$ 2,585